IFRS 7 Disclosure (Liquidity Risk) (Narrative) (Details) $ in Billions	9 Months Ended
Jul. 31, 2025 CAD ($)
IFRS 7 Disclosure [Abstract]
Decrease in unencumbered liquid assets	$ 15